Annual Operating Expenses {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-15 - Fidelity Total Emerging Markets Fund	Dec. 30, 2021
Fidelity Advisor Total Emerging Markets Fund: Class A
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual operating expenses	1.36%
Fidelity Advisor Total Emerging Markets Fund: Class M
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.38%
Total annual operating expenses	1.66%
Fidelity Advisor Total Emerging Markets Fund: Class C
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual operating expenses	2.11%
Fidelity Advisor Total Emerging Markets Fund: Class I
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual operating expenses	1.09%
Fidelity Advisor Total Emerging Markets Fund: Class Z
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.96%